Segment Information	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Segment Information
5.	SEGMENT INFORMATION
The different business segments in which the Group is organized take into consideration the different activities from which the Group obtains income and incurs expenses. The aforementioned organizational structure is based on the way in which the highest decision-making authority analyzes the main financial and operating magnitudes for making decisions about resource allocation and performance assessment also considering the Group’s business strategy.

•	Upstream
The Upstream segment carries out all activities relating to the exploration, exploitation and production of oil and natural gas.
Revenue is generated from (i) the sale of produced crude oil to the Downstream segment and, marginally, from its sale to third parties; (ii) the sale of produced natural gas to the Gas and Power segment.

•	Gas and Power
The Gas and Power segment generates revenue from the development of activities relating to: (i) the natural gas transportation to third parties and the Downstream segment, and its commercialization; (ii) the commercial and technical operation of the LNG regasification terminals in Escobar and Bahía Blanca, by hiring regasification vessels; (iii) the conditioning and processing of natural gas; (iv) the distribution of natural gas; (v) the separation of natural gas; and (vi) generation of thermal conventional electrical energy and renewable energy through its investments in associates and joint ventures. Until the period ended June 30, 2020, the Gas and Power segment generated revenues from the transportation and commercialization of LNG to third parties and the Downstream segment.
In addition to the proceeds derived from the sale of natural gas to third parties and the intersegment, which is then recognized as a purchase to the Upstream segment, and including Stimulus Plan for Natural Gas production in force (see Note 35.d.1)), Gas and Power segment accrues a fee in its favor with the Upstream segment to carry out such commercialization.
On January 1, 2022, certain assets related to natural gas transportation, conditioning and processing for the separation of gasoline, propane and butane, which were previously managed by the Upstream segment, were grouped into the new CGU Midstream Gas within the Gas and Power segment. Because it is a new natural gas liquid management model that did not exist in previous years, no retroactive effect has been given to business segment information. Additionally, the assets transferred and operating results are not significant.

•	Downstream
The Downstream segment develops activities relating to: (i) crude oil refining and petrochemical production; (ii) commercialization of refined and petrochemical products obtained from such processes; and (iii) logistics related to the transportation of crude oil to refineries and the transportation and distribution of refined and petrochemical products to be marketed in the different sales channels.
It obtains its income from the marketing mentioned in item (ii) above, which is developed through the Retail, Industry, Agro, LPG, Chemicals, International Commerce and Transportation, Lubricants and Specialties, and Sales to Companies businesses.
It incurs in all expenses relating to the aforementioned activities, including the purchase of crude oil from the Upstream segment and third parties and the natural gas to be consumed in the refinery and petrochemical industrial complexes from the Gas and Power segment.

•	Central administration and others
It covers other activities, not falling into the aforementioned segments or constitutes other reporting business segments, mainly including corporate administrative expenses and assets and construction activities.
Sales between business segments were made at internal transfer prices established by the Group, which generally seek to approximate market prices.
Operating profit and assets for each business segment have been determined after consolidation adjustments.
Supported by organizational changes and the evolution of the Group’s activities, the Company’s Management, since the current fiscal year, decided to make a more detailed presentation of information by business segments in dollars, the Company’s functional currency (see Note 2.b.1)), in accordance with the evaluation made by the Company’s highest level decision-making authority regarding the Group’s business strategy. The comparative information for fiscal years ended December 31, 2021 and 2020 has been restated.

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2022
Revenues	51		16,016	2,304	386	-	18,757
Revenues from intersegment sales	7,134		109	391	779	(8,413)	-

Revenues	7,185		16,125	2,695	1,165	(8,413)	18,757

Operating profit / (loss)	1,306	(4)	1,523	90	(401)	(36)	2,482
Income from equity interests in associates and joint ventures	-		256	195	(5)	-	446

Net financial results							128
Net profit before income tax							3,056
Income tax							(822)
Net profit							2,234

Acquisitions of property, plant and equipment	3,378		837	78	166	-	4,459
Acquisitions of right-of-use assets	204		102	-	-	-	306
Assets	11,317		9,980	2,765	2,018	(168)	25,912

Other income statement items
Depreciation of property, plant and equipment (3)	1,935		477	48	91	-	2,551
Amortization of intangible assets	-		29	12	2	-	43
Depreciation of right-of-use assets	140		59	20	-	(5)	214
Impairment of property, plant and equipment (2)	123		-	-	-	-	123

For the year ended December 31, 2021
Revenues	49		11,220	2,069	344	-	13,682
Revenues from intersegment sales	5,820		64	161	484	(6,529)	-

Revenues	5,869		11,284	2,230	828	(6,529)	13,682

Operating profit / (loss)	66	(4)	945	10	(184)	(138)	699
Income from equity interests in associates and joint ventures	-		153	134	-	-	287

Net financial results							(271)
Net profit before income tax							715
Income tax							(699)
Net profit							16

Acquisitions of property, plant and equipment	2,162		406	27	71	-	2,666
Acquisitions of right-of-use assets	172		105	7	-	-	284
Assets	10,481		8,597	2,570	1,775	(133)	23,290

Other income statement items
Depreciation of property, plant and equipment (3)	2,249		456	28	83	-	2,816
Amortization of intangible assets	-		39	8	4	-	51
Depreciation of right-of-use assets	129		61	17	-	(6)	201
Impairment of property, plant and equipment and intangible assets (2)	115		-	-	-	-	115

	Upstream		Downstream	Gas and Power	Central Administration and Others	Consolidation Adjustments (1)	Total
For the year ended December 31, 2020
Revenues	33		7,814	1,656	187	-	9,690
Revenues from intersegment sales	4,222		48	116	368	(4,754)	-

Revenues	4,255		7,862	1,772	555	(4,754)	9,690

Operating profit / (loss)	(444)	(4)	89	(272)	(290)	113	(804)
Income from equity interests in associates and joint ventures	-		57	131	-	-	188

Net financial results							(221)
Net loss before income tax							(837)
Income tax							(184)
Net loss							(1,021)

Acquisitions of property, plant and equipment	886		319	58	62	-	1,325
Acquisitions of right-of-use assets	148		1	-	-	-	149
Assets	10,876		7,694	2,490	1,818	4	22,882

Other income statement items
Depreciation of property, plant and equipment (3)	1,854		484	23	99	-	2,460
Amortization of intangible assets	1		39	3	5	-	48
Depreciation of right-of-use assets	129		90	40	-	(5)	254
Impairment / (Recovery) of property, plant and equipment and intangible assets, net (2)	45		-	7	1	-	53

(1)	Corresponds to the elimination among business segments of the YPF Group.
(2)	See Notes 2.c), 7 and 8.
(3)	Includes depreciation of charges for impairment of property, plant and equipment.
(4)	Includes (26), (10) and (49) of unproductive exploratory drillings as of December 31, 2022, 2021 and 2020, respectively.

The distribution of “Revenues” by geographic area, according to the markets for which they are intended, for the years ended on December 31, 2022, 2021 and 2020, and property, plant and equipment by geographic area as of December 31, 2022, 2021 and 2020 are as follows:

	Revenues			Property, plant and equipment
	2022	2021	2020	2022	2021	2020
Argentina	16,420	12,074	8,466	17,500	16,002	16,409
Mercosur and associated countries	1,107	668	410	10	1	4
Rest of the world	816	687	336	-	-	-
Europe	414	253	478	-	-	-

	18,757	13,682	9,690	17,510	16,003	16,413

Intangible assets and right-of-use-assets are geographically located in Argentina.
As of December 31, 2022, no foreign client represents 10% or more of the Group’s revenue from its ordinary activities.